SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____

Post-Effective Amendment No. 34 (File No. 333-131683)	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY (ACT OF 1940)

Amendment No. 37 (File No. 811-21852)	☑
Columbia Funds Series Trust II
50606 Ameriprise Financial Center
Minneapolis, MN 55474
Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, MN 55474
(612) 671-1947
Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
☑ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
SIGNATURES
Exhibit Index
EX-101 INSTANCE DOCUMENT
EX-101 SCHEMA DOCUMENT
EX-101 CALCULATION LINKBASE DOCUMENT
EX-101 LABELS LINKBASE DOCUMENT
EX-101 PRESENTATION LINKBASE DOCUMENT
EX-101 DEFINITION LINKBASE DOCUMENT

SIGNATURES
Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, COLUMBIA FUNDS SERIES TRUST II, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and State of Massachusetts on the 8th day of August, 2011.

COLUMBIA FUNDS SERIES TRUST II
By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President
Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 8th day of August, 2011.

Signature	Capacity	Signature	Capacity

/s/ J. Kevin Connaughton J. Kevin Connaughton	President (Principal Executive Officer)	/s/ R. Glenn Hilliard* R. Glenn Hilliard	Trustee

/s/ Michael G. Clarke Michael G. Clarke	Chief Financial Officer (Principal Financial Officer)	/s/ John F. Maher* John F. Maher	Trustee

/s/ Paul D. Pearson Paul D. Pearson	Chief Accounting Officer (Principal Accounting Officer)	/s/ John J. Nagorniak* John J. Nagorniak	Trustee

/s/ Stephen R. Lewis, Jr.* Stephen R. Lewis, Jr.	Chair of the Board	/s/ Catherine James Paglia* Catherine James Paglia	Trustee

/s/ Kathleen A. Blatz* Kathleen A. Blatz	Trustee	/s/ Leroy C. Richie* Leroy C. Richie	Trustee

/s/ Edward J. Boudreau, Jr.* Edward J. Boudreau, Jr.	Trustee	/s/ Anthony M. Santomero* Anthony M. Santomero	Trustee

/s/ Pamela G. Carlton* Pamela G. Carlton	Trustee	/s/ Minor M. Shaw* Minor M. Shaw	Trustee

/s/ William P. Carmichael* William P. Carmichael	Trustee	/s/ Alison Taunton-Rigby* Alison Taunton-Rigby	Trustee

/s/ Patricia M. Flynn* Patricia M. Flynn	Trustee	/s/ William F. Truscott* William F. Truscott	Trustee

/s/ William A. Hawkins* William A. Hawkins	Trustee

*	Signed pursuant to Directors/Trustees Power of Attorney, dated June 8, 2011, filed electronically on or about June 16, 2011 as Exhibit (q) to Registrant’s Post-Effective Amendment No. 28 to Registration Statement No. 333-131683, by:

/s/ Scott R. Plummer Scott R. Plummer

SIGNATURES
CCSF Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Columbia Commodity Strategy Fund, with respect only to information that specifically relates to CCSF Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and State of Massachusetts on the 8th day of August, 2011.

CCSF Offshore Fund, Ltd.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
Director
This Amendment to the Registration Statement for Columbia Commodity Strategy Fund, with respect only to information that specifically relates to CCSF Offshore Fund, Ltd., has been signed below by the following persons in the capacities indicated on the 8th day of August, 2011.

Signature	Capacity

/s/ J. Kevin Connaughton J. Kevin Connaughton	Director, CCSF Offshore Fund, Ltd.

/s/ Michael G. Clarke Michael G. Clarke	Director, CCSF Offshore Fund, Ltd.

/s/ Christopher C. Thompson Christopher C. Thompson	Director, CCSF Offshore Fund, Ltd.

Exhibit Index

Exhibit 101	Risk/Return Summary in Interactive Data Format.